Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Document Accounting Standard	U.S. GAAP
Write offs of trade accounts receivable	$ 0	$ 0	$ 0
Allowance for insurance claims	0	0
Impairment charge	0	0	26,367,000
Amount collectable from charterers	41,079,000	26,451,000
Insurance Recoveries	(26,000)	99,000	(176,000)
unearned revenue	$ 17,273,000	37,410,000
Segment Reporting Information, Description of Products and Services	one
Payments to Acquire Debt Securities, Available-for-Sale	$ 15,425,000	(0)	(0)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	69,000	(0)	(0)
Time deposits - Carrying Amount	5,000,000	0
Time, bareboat and pooling charter arrangements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income	661,988,000	585,473,000	540,706,000
Insurance Recoveries From Loss Of Hire [Member]
Property, Plant and Equipment [Line Items]
Insurance Recoveries	3,489,000	11,075,000	5,400,000
Voyage And Operating Costs [Member]
Property, Plant and Equipment [Line Items]
Amount collectable from charterers	365,000	995,000
Costs amortized of fulfill contracts	3,905,000
Insurance Recoveries From Damages To Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Insurance Recoveries	3,714,000	10,774,000	8,867,000
Voyage charters and contracts of affreightment [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues	136,701,000	218,588,000	348,860,000
Amount collectable from charterers	7,302,000	11,416,000
Charter Hire Paid In Advance [Member]
Property, Plant and Equipment [Line Items]
unearned revenue	12,450,000	23,151,000
Charter Agreements With Varying Rates [Member]
Property, Plant and Equipment [Line Items]
unearned revenue	4,823,000	14,259,000
Vessels And Advances For Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	0	0	26,367,000
Right Of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	$ 0	$ 0	$ 0